Accounting principles, rules and methods - Consolidation scope and methods (Details)	12 Months Ended
Dec. 31, 2020
Instituto Biophytis Do Brasil
Disclosure of subsidiaries [line items]
Percentage of ownership	94.60%
Biophytis Inc
Disclosure of subsidiaries [line items]
Percentage of ownership	100.00%